Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended		2 Months Ended	12 Months Ended	10 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Nov. 11, 2012 Predecessor [Member]
Current income tax expense:
Federal
State						1,000
Total						1,000
Deferred income tax expense:
Federal
State
Total
Provision for income taxes			$ 1,000			$ 1,000